Trade and Other Payables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other payables [Abstract]
Schedule of Trade and Other Payables
	June 30,	December 31,
	2024	2023
	$	$
Trade payables	3,533,585	2,529,751
VAT payable	-	852,479
Accrued expenses	3,074,793	4,953,234
	6,608,378	8,335,464